Schedule of Direct or Indirect Interests of Subsidiaries (Details)	12 Months Ended
Dec. 31, 2024
m-FINANCE Limited [Member]
Place of incorporation	Hong Kong
Date of incorporation	Feb. 11, 2002
Ownership, percentage	100.00%
Principal activity	Engages in development and provision of financial trading solutions
m-FINANCE Trading Technologies Limited [Member]
Place of incorporation	Hong Kong
Date of incorporation	Mar. 21, 2013
Ownership, percentage	100.00%
Principal activity	Engages in business of liquidity providers related services and other financial value-added services
Omegatraders Systems Limited [Member]
Place of incorporation	Hong Kong
Date of incorporation	Dec. 10, 2009
Ownership, percentage	100.00%
Principal activity	Engages in the business of algorithm trading research & development and investment
m-FINANCE Software (Shenzhen) Limited [Member]
Place of incorporation	China
Date of incorporation	Mar. 27, 2014
Ownership, percentage	100.00%
Principal activity	Dormant and the deregistration was completed on March 21, 2023